Annual Fund Operating Expenses - GROWTH EQUITY FUND	May 01, 2021
Institutional
Operating Expenses:
Management fee	0.65%
Other expenses	0.04%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.70%
Investor
Operating Expenses:
Management fee	0.65%
Other expenses	0.30%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.96%